FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of carrying amount of financial assets and liabilities

	2021	2020
	£'000	£'000
Carrying amount of financial assets
Measured at amortised cost
- Mining equipment prepayments	47,426	—
- Trade and other receivables	13,194	145
- Cash and cash equivalents	11,803	2,051
Measured at fair value through profit or loss	403	1,393
Total carrying amount of financial assets	72,826	3,589

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	10,259	548
- Short term loans	23,391	116
- Long term loans	3,391	—
- Issued debt - bonds	26,908
- Lease liabilities	377	7,409
Measured at fair value
- Fair value of contingent consideration	8,071
Total carrying amount of financial liabilities	72,397	8,073

Schedule of assets and liabilities that are measured at fair value

	Level 1	Level 2	Level 3	Total
Assets	£'000	£'000	£'000	£'000
Financial assets at fair value through profit or loss
- Equity holdings	329	—	73	402
- Digital assets	—	80,759	—	80,759
Total at 31 December 2021	329	80,759	73	81,161

Liabilities
Financial liabilities at fair
value through profit or loss
- Deferred contingent consideration	—	—	8,071	8,071
Total at 31 December 2021	—	—	8,071	8,071

	Level 1	Level 2	Level 3	Total
Assets	£'000	£'000	£'000	£'000
Financial assets at fair value through profit or loss
Equity holdings	—	—	1,393	1,393
Digital assets	—	4,637	—	4,637
Total at 30 December 2020	—	4,637	1,393	6,030